Loans and Allowance for Credit Losses - Summary of Nonperforming Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Nonperforming Assets [Line Items]
Period of accruing loans excluded from nonperforming assets and related ratios	90 days
GNMA loans that are 90 days past due and continue to accrue interest	$ 3,200,000,000	$ 2,600,000,000	$ 2,600,000,000	$ 2,200,000,000	$ 1,100,000,000
Foreclosed GNMA loans that continue to accrue interest and excluded from nonperforming assets	$ 548,000,000	$ 692,000,000	$ 575,000,000	$ 359,000,000	$ 209,000,000